SCHEDULE OF PURCHASES FROM RELATED PARTIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Purchases from related parties			$ 679,020	$ 291,687
Purchase from related party	$ 769,387	$ 575,495
Dongguan Baxi Food Distribution Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related party	31,360	73,366
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member]
Related Party Transaction [Line Items]
Purchase from related party	90,930	39,794
Dongguan Pengqin Drinking Water Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related party	66,659	39,679
Dongguan Dengqinghu Drinking Water Store [Member]
Related Party Transaction [Line Items]
Purchase from related party	2,217	8,857
Dongguan Tailai Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related party	59,449	59,133
Dongguan Anxiang Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related party	96,341	145,545
Guangdong Jiaduonuo Shengshi Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related party	117,062	141,278
Dongguan Dalingshan Runxin Drinking Water Store [Member]
Related Party Transaction [Line Items]
Purchase from related party	26,122	32,040
Dongguan City Yijia Trading Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related party	$ 279,247	$ 35,803
Dongguan Anxiang Technology Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			184,099	64,035
Guangfong Jiaduonuo Shengshi Tradong Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			168,066	24,774
Dongguan Baxi Food Distribution Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			79,685	32,425
Dongguan Dalingshan Xinwenhua Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			63,483	9,857
Dongguan Pengqin Drinking Water Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			57,086	73,843
Dongguan Tailai Trading Co Ltd [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			72,664	48,852
Dongguan Dengqinghu Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			9,483	12,394
Dongguan Dalingshan Runxin Drinking Water Store [Member] | Significantly Influenced By The Company [Member]
Related Party Transaction [Line Items]
Purchases from related parties			$ 44,454	$ 25,507